COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Minimum Lease Payments Under Non-Cancelable Operating Lease Agreements

2016	$739
$739